Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development Expenses [Line Items]
Research and Development Expense, Total	$ 18,180	$ 8,313	$ 9,650
Research and Development Expense [Member]
Research and Development Expenses [Line Items]
Chemistry and formulation studies	3,439	968	820
Salaries	2,283	1,617	1,090
Stock-based compensation	883	582	585
Research and preclinical studies	1,962	963	684
Clinical studies	8,346	3,575	5,871
Regulatory and other expenses	1,267	608	600
Research and Development Expense, Total	$ 18,180	$ 8,313	$ 9,650